Convertible Senior Notes, Net (Tables)	9 Months Ended
Sep. 30, 2021
Disclosure of notes and other explanatory information [text block] [Abstract]
Schedule of liability and equity components of the convertible notes
As of September 30,
2021
Unaudited

Liability component:
Principal amount	$75,000
Unamortized discount	(1,839)
Unamortized issuance costs	(3,338)

Net carrying amount (including accrued interest)	$69,823

Equity component, net of issuance costs of $127 and deferred taxes of $447	$1,683

Schedule of interest expense related to the convertible notes
Nine months ended September 30,
2021
Unaudited

Contractual interest expense	$2,728
Amortization of debt discount	231
Amortization of debt issuance costs	420

Total interest expense recognized	$3,379